Document and Entity Information	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Entity Registrant Name	Allot Ltd.
Entity Central Index Key	0001365767
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Entity Address, Address Line One	22 Hanagar Street
Entity Address, Address Line Two	Neve Ne’eman Industrial Zone B
Entity Address, City or Town	Hod-Hasharon
Entity Address, Postal Zip Code	45240
Entity Address, Country	IL
Entity File Number	001-33129